[Fund Name] [Date], 2020

x $[xx.xx] billion investment grade fixed - income portfolio (as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission (SEC) » Monthly unit valuation and income distribution – independent third - party pricing x Record of consistent and competitive returns » 25 out of 27 years outperforming its benchmark on a gross basis, 16 of those years on a net basis x Investment strategy » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk 1 Features of the HIT As of June 30, 2020, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2020 was 7 . 03% , 4 . 71% , 3 . 78% , and 3 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

History of the HIT

AFL-CIO HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments.

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations - supported Principles for Responsible Investment (PRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 Sixth Avenue at Pacific Park Brooklyn, NY 534 $8.7 B $16.5 B $33.0 B $13.3 B 178.5 M 194,188 117,125 Projects in HIT Investment, $170.5M in New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $6.7B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 170 . 5 M nationwide (1984 - 2020) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 19 34 52 68 66 239 534 HIT Investment^ $396.1M $588.7M $673.8M $1.8B $1.1B $4.6B $8.7B Total Development Cost $691.6M $1.5B $1.6B $4.4B $1.7B $9.8B $16.5B Union Construction Hours 9.1M 12.2M 18.1M 24.2M 17.2M 80.7M 178.5B Total Jobs Created 9,172 13,901 18,177 26,220 21,082 88,553 194,188 Housing Units (% affordable) 3,231 (34%) 4,062 (88%) 11,847 (68%) 42,353 (92%) 9,649 (46%) 71,142 (79%) 117,125 (67%) Total Economic Impact $1.6B $2.7B $3.0B $4.7B $3.5B $15.4B $33.0B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

5 x Documentation – 100% union labor requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. Union Labor Policies Success is Measured in the Implementation

x Remote operations continue seamlessly since March 10, 2020, protecting staff and public safety, drawing on sound business continuity planning and infrastructure x All business functions performing smoothly (trade settlements, construction draw funding, accounts payable, payroll, month - end closing) x Constant cybersecurity monitoring and no interruptions x The HIT’s investments leverage labor’s capital and spur growth, generating competitive returns, union jobs and affordable housing – essential for post - COVID recovery from record job losses and racial and social inequities x The HIT moving to new office space in July 2020 Smooth operations continue as HIT investments generate competitive returns and support economic recovery 6

Erica Khatchadourian Chief Financial Officer 25+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh CEO and Co - Chief Portfolio Manager 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT Leadership Team Ted Chandler Managing Director, Regional Operations 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Senior Managing Director 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 7+ years at the HIT 7

Plan types include pension, health & welfare, annuity, among others. $2,171.98 33% $783.18 12% $1,302.53 20% $1,728.25 26% $557.04 9% Investors at a Glance (as of 6/30/2020) $ in Millions Building Trades - Local (249) Building Trades - National (20) Industrial - Other (50) Public (13) Service (32) Investor Profile: 364 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 8

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 9 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2020 was 7 . 03% , 4 . 71% , 3 . 78% , and 3 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Housing (including Affordable), Economic Impact Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Generate employment for union members in the construction trades and related industries. x Support housing construction including affordable and workforce projects . x Specialize in directly sourced multifamily mortgage backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy 12

HIT vs. Benchmark: Fundamentals HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 93.8% 69.7% 100% Effective Duration 5.71 6.10 5.01 A & Below/Not Rated 1.83% 26.8% 0% Convexity 0.30 0.23 0.06 Higher Yield Lower Prepayment Risk Current Yield 2.78% 2.77% 2.45% Prepayment Protection 77% 73% 62% Yield to Worst 1.64% 1.28% 0.86% No Prepayment Protection 23% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . As of June 30, 2020 13

5.45% 7.38% 5.10% 4.19% 4.04% 5.29% 7.03% 4.71% 3.78% 3.62% 6.14% 8.74% 5.32% 4.30% 3.82% 6.56% 8.46% 4.94% 3.75% 3.25% 0.0% 2.0% 4.0% 6.0% 8.0% 10.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of June 30, 2020 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 14

15 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 HIT Gross HIT Net Barclays Aggregate HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2020 was 7 . 03% , 4 . 71% , 3 . 78% , and 3 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

16 HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2020 was 7 . 03% , 4 . 71% , 3 . 78% , and 3 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . -3% 0% 3% 6% 9% 12% 15% Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 HIT Gross Barclays Aggregate

17 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M 18

38.3% 4.4% 2.1% 48.9% 4.4% 1.8% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of June 30, 2020 * Based on total investments and including unfunded commitments. 94% Government/ Agency/AAA/Cash High Credit Quality 19

* Based on total investments and including unfunded commitments. ** Includes 4.1% Fannie Mae Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.3% 14.0% 1.0% 10.2% 63.2% 1.6% 4.4% 5.2% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of June 30, 2020 20 73% Multifamily Overweight to Multifamily Sector

21 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of June 30, 2020 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.63 0.49 0.65% 0 GNMA Construction/Permanent 9.43 0.52 2.43% 178 GNMA Permanent 8.43 0.41 1.68% 103 Agency CMBS (e.g., GNR 2018 - 170 BE ) 7.05 0.59 1.78% 112 FNMA Multifamily 10/9.5 DUS 8.26 0.40 1.19% 54 UMBS 2.5% 30yr MBS 2.03 - 3.99 2.00% 135 GNMA 2.5% 30yr MBS 3.01 - 2.46 1.68% 103 AAA Corporate Component of Barclays Aggregate 12.66 2.86 1.69% 104 Source: HIT and Securities Dealers 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 0 50 100 150 200 250 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2017 - June 2020 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas

Multifamily Housing Demand Remains Strong Construction Spending (% change) Source: Bureau of Labor Statistics; Labor Department; National Multifamily Housing Council 22 As of June 30, 2020, unless otherwise denoted Record Job Loss in the Economy 0 1000 2000 3000 4000 5000 6000 7000 - 2 4 6 8 10 12 14 16 In Thousands Percent (seasonally adjusted) Initial Jobless Claims (left axis) Civilian Unemployment Rate (right axis) -5 -4 -3 -2 -1 0 1 2 3 4 Total Residential ▪ 40 million Americans live in multifamily a partments and that number could rise as the pandemic persists. ▪ Construction declined significantly in the second quarter . Construction spending is expected to continue to be impacted by the spread of the illness, social distancing and shortages of materials. Post crisis, construction is expected to rebound. ▪ Elevated unemployment insurance filings and a severe contraction of business hiring should favor renting over owning. ▪ The federal government and most state governments have temporarily banned evictions.

23 Interest Rate Environment Yield Curve Economic Indicators 12/31/2019 3/31/2020 6/30/2020 GDP (seasonally adj. annual rate) 2.4% - 5.0% - 32.9% Unemployment Rate 3.5% 4.4% 11.1% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.6% 1.7% 1.0% Effective Federal Funds Rate 1.6% 0.1% 0.1% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 1.569 1.691 1.831 1.917 2.39 0.246 0.38 0.541 0.669 1.321 0.149 0.288 0.491 0.656 1.411 0 0.5 1 1.5 2 2.5 2 5 7 10 30 12/31/2019 3/31/2020 6/30/2020 6,500 7,000 7,500 8,000 8,500 9,000 9,500 10,000 10,500 0.5% 1.0% 1.5% 2.0% 2.5% Sep-19 Dec-19 Mar-20 Jun-20 GT10 Govt (Left axis) Nasdaq (Right axis) Nasdaq vs 10yr US Treasury

24 Capital Market Outlook x In this time of financial and economic uncertainty, the HIT stands ready – as it has in past crises – to put labor’s capital to work in high credit quality construction multifamily projects, creating much needed jobs and benefits for the unions while generating a competitive, attractive income for its investors . x Economic growth had the largest decline in history, falling over 30 % in the second quarter . Growth has picked up with phased re - opening, but the pace of economic recovery could stall as some states in the South and West have seen a resurgence in Covid - 19 cases . x A significant divergence between equity markets pricing in a “V” shaped recovery and the potential sluggish recovery in economic fundamentals will continue to weigh heavily on capital markets . The road to economic recovery will be long and bumpy with possibility of lasting structural damage . Investors should be prepared for an extended period of extraordinary high levels of volatility . x The Federal Reserve has committed to supporting fixed income markets through monetary policy until the economy fully recovers . The Federal Reserve has projected no rate increases through 2022 keeping the targeted Fed Funds rate at the zero bound . After successfully providing record amounts of liquidity to the market, the Federal Reserve pledged to continue stimulating economic growth through asset purchases as they see major risks to the economy in 2020 with GDP contracting 6 . 5 % and no risk of inflation . x The US Government is contemplating another fiscal spending package to provide additional support to industries and households continuing to be affected by the pandemic . Capital markets are likely to react to the size and scope of the bill introducing volatility into the market . x Fiscal and monetary policy stimulus have been successful in limiting the damage to financial risk markets . However, the future uncertainty surrounding economic output, the general election in November, unemployment, disinflation and spikes in volatility across risk markets could remain very high .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 25